Investment in Securities (Summary of Investment in Securities) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2022	Mar. 31, 2021
Schedule of Investments [Line Items]
Equity securities		¥ 19,353	¥ 9,384
Equity securities	[1]	560,643	540,082
Investment Funds Elected for Fair Value Option
Schedule of Investments [Line Items]
Equity securities		11,709	4,940
Variable Annuity and Variable Life Insurance Contracts
Schedule of Investments [Line Items]
Equity securities		185,115	249,830
Investment funds that are accounted for under the equity method
Schedule of Investments [Line Items]
Equity securities		¥ 90,650	¥ 82,420

[1]	The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities were ¥249,830 million and ¥185,115 million as of March 31, 2021 and 2022, respectively. The amount of investment funds that are accounted for under the equity method included in equity securities were ¥82,420 million and ¥ 90,650 million as of March 31, 2021 and 2022, respectively. The amount of investment funds and others elected the fair value option included in equity securities were ¥4,940 million and ¥11,709 million as of March 31, 2021 and 2022, respectively.